Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
General and administrative costs	$ 803,990	$ 140,317	$ 175,611	$ 2,339,499	$ 460,363	$ 688,452
Loss from Operations	(803,990)	(140,317)	(175,611)	(2,339,499)	(460,363)	(688,452)
Other income:
Interest earned on cash and securities held in Trust Account	1,691,056	1,862,239	1,217,835	4,913,790	5,529,558	7,267,039
Interest on operating account	2,611	10,185	0	12,935	33,637	42,405
Total other income	1,693,667	1,872,424	1,217,835	4,926,725	5,563,195	7,309,444
Net Income	$ 889,677	$ 1,732,107	$ 1,042,224	$ 2,587,226	$ 5,102,832	$ 6,620,992
Redeemable Class A Ordinary Shares
Other income:
Weighted average shares outstanding (in Shares)	17,250,000	17,250,000	5,016,582	17,250,000	17,250,000	17,250,000
Basic Net Income per Ordinary Share (in Dollars per share)	$ 0.04	$ 0.07	$ 0.1	$ 0.11	$ 0.21	$ 0.27
Diluted Net Income per Ordinary Share (in Dollars per share)	$ 0.04	$ 0.07		$ 0.11	$ 0.21
Non Redeemable Class A and Class B Ordinary Shares
Other income:
Weighted average shares outstanding (in Shares)	6,866,375	6,866,375	5,715,425	6,866,375	6,866,375	6,866,375
Basic Net Income per Ordinary Share (in Dollars per share)	$ 0.04	$ 0.07	$ 0.1	$ 0.11	$ 0.21	$ 0.27
Diluted Net Income per Ordinary Share (in Dollars per share)	$ 0.04	$ 0.07		$ 0.11	$ 0.21